Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 27, 2013	Dec. 31, 2013
Business Acquisition
Business acquisition financing	$ 103	$ 363,038	$ 1,614
Charter Revenues	119,907	116,520	84,012
Iason Container Carrier S.A.
Business Acquisition
Duration of above market acquired time charter				11 years 9 months 4 days
WACC used for calculation of above market acquired time charter	11.00%
Charter Revenues					6,732
Net income / (loss)					3,220
Iason Container Carrier S.A. - Cash
Business Acquisition
Cash consideration for acquisition of vessel				1,722
Iason Container Carrier S.A. - $350,000 Credit Facility Utilized
Business Acquisition
Business acquisition financing				27,000
Iason Container Carrier S.A. - Part of net proceeds used from the issuance of Partnership's Class B Convertible Preferred Units
Business Acquisition
Business acquisition financing				36,278